Employee Benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits
Employee Benefits

26.  Employee Benefits:

(a)   Provisions for personnel benefits and payroll:

	2017	2018
	MCh$	MCh$

Short-term personnel benefits (a.2)	43,372	47,797
Vacation accrual (a.3)	25,159	26,855
Employee defined benefit plan (a.1)(*)	7,676	7,754
Other Benefits	10,421	10,173
Total	86,628	92,579

(*)   See Note No. 2 (y) (iii).

(a.1) Employee defined benefit plan:

	2017	2018
	MCh$	MCh$

Current service cost	(86)	250
Interest cost on benefit obligation	343	300
Actuarial gains and losses	(164)	127
Net benefit expense	93	677

The net benefit expense is recognized under “Personnel Expenses” (Note No. 35).

The principal assumptions used in determining pension obligations for the Bank’s plan are shown below:

	December 31,	December 31,
	2017	2018
	%	%

Discount rate	4.53	4.25
Annual salary increase	4.14	4.42
Payment probability	99.99	99.99

The most recent actuarial valuation of the present value of the benefit plan obligation was carried out at December 31, 2018.

Changes in the present value of the defined benefit obligation are as follows:

	2017	2018
	MCh$	MCh$

Opening defined benefit obligation, January 1,	8,851	7,676
Increase (Decrease) in provision	257	550
Benefits paid	(1,268)	(599)
Actuarial gains and losses	(164)	127
Closing defined benefit obligation	7,676	7,754

(a.2) The following table details the changes in provisions for incentive plans during 2017 and 2018:

	2017	2018
	MCh$	MCh$

Balances as of January 1,	37,868	43,372
Provisions established	37,815	40,058
Provisions used	(32,311)	(35,633)
Provisions released	—	—
Balances as of December 31,	43,372	47,797

(a.3) The following table details the changes in provisions for vacation during 2017 and 2018:

	2017	2018
	MCh$	MCh$

Balances as of January 1,	25,539	25,159
Provisions established	5,626	7,529
Provisions used	(6,006)	(5,833)
Provisions released	—	—
Balances as of December 31,	25,159	26,855

(b)  Provisions for share-based employee benefits:

As of December 31, 2017 and 2018, the Bank and its subsidiaries do not have a stock compensation plan.